Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
REVENUE, NET	$ 2,129,389	$ 2,865,103	$ 4,615,280	$ 7,436,717	$ 14,111,368	$ 23,829,463
COST OF REVENUE	1,559,490	2,882,541	3,742,602	7,030,939	12,623,576	20,610,000
GROSS PROFIT	569,899	(17,438)	872,678	405,778	1,487,792	3,219,463
COMMISSIONS	13,606	25,534	18,400	92,363	96,594	106,671
SALARIES AND WAGES	228,859	241,072	609,455	650,253	1,286,879	3,897,541
DEPRECIATION AND AMORTIZATION	55,911	153,195	99,990	230,960	268,341	215,089
OTHER OPERATING EXPENSES	638,585	158,749	955,983	605,182	1,639,484	2,953,069
LOSS FROM OPERATIONS	(367,062)	(595,988)	(811,150)	(1,172,980)	(1,803,506)	(3,952,907)
OTHER INCOME	28,672		105,190		891,667
FORBEARANCE FEE EXPENSE (NON-CASH)		(2,655,292)		(2,655,292)	(2,655,292)
INTEREST EXPENSE	(98,737)	(239,653)	(209,271)	(516,308)	(870,303)	(1,068,796)
NET LOSS	(437,127)	(3,490,933)	(915,231)	(4,344,580)	(4,437,434)	(5,021,703)
LESS: NET INCOME (LOSS) ATTRIBUTABLE TO NON-CONTROLLING INTEREST		10,817		7,577	7,577	(35,417)
NET LOSS ATTRIBUTABLE TO BLUE STAR FOODS CORP.	(437,127)	(3,501,750)	(915,231)	(4,352,157)	(4,445,011)	(4,986,286)
DIVIDEND ON PREFERRED STOCK		28,261	28,260	56,520	113,040	113,041
NET LOSS ATTRIBUTABLE TO BLUE STAR FOODS CORP. COMMON SHAREHOLDERS	(437,127)	(3,530,011)	(943,491)	(4,408,677)	(4,558,051)	(5,099,327)
COMPREHENSIVE INCOME (LOSS):
CHANGE IN FOREIGN CURRENCY TRANSLATION ADJUSTMENT	936		936
TRANSLATION ADJUSTMENT ATTRIBUTABLE TO NON-CONTROLLING INTEREST		9,094		23,700	23,700	50,141
COMPREHENSIVE INCOME (LOSS)	936	19,911	936	31,277	31,277	14,724
COMPREHENSIVE LOSS ATTRIBUTABLE TO BLUE STAR FOODS CORP.	$ (436,191)	$ (3,501,750)	$ (914,295)	$ (4,352,157)	(4,445,011)	(4,986,286)
INCOME TAX EXPENSE					(1,122)	(4,413)
NET LOSS ATTRIBUTABLE TO BLUE STAR FOODS CORP					(4,443,889)	(4,990,699)
COMPREHENSIVE LOSS ATTRIBUTABLE TO BLUE STAR FOODS CORP					$ (4,443,889)	$ (4,990,699)
Loss per basic and diluted common share:
Basic net loss per common share	$ (0.02)	$ (0.20)	$ (0.05)	$ (0.24)	$ (0.25)	$ (0.31)
Basic weighted average common shares outstanding	19,758,871	17,822,158	19,739,841	18,054,611	18,257,491	16,201,766
Fully diluted net loss per common share	$ (0.02)	$ (0.20)	$ (0.05)	$ (0.24)	$ (0.25)	$ (0.31)
Fully diluted weighted average common shares outstanding	19,758,871	17,822,158	19,739,841	18,054,611	18,257,491	16,201,766
COMPREHENSIVE LOSS ATTRIBUTABLE TO BLUE STAR FOODS CORP.	$ (436,191)	$ (3,501,750)	$ (914,295)	$ (4,352,157)	$ (4,445,011)	$ (4,986,286)